Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended		120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.06%	[1]	2.25%
Bloomberg Municipal High Yield Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.66%	4.25%	[1]	4.28%
Bloomberg Municipal Bond Index (50%)/Bloomberg Municipal High Yield Bond Index (50%)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.66%	1.85%	3.17%	[1]	3.28%
A
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	0.68%			2.60%
C
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	0.56%			2.16%
Z
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	1.58%			3.18%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	1.57%			3.17%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	2.04%			3.35%
R6
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.67%	2.89%
Performance Inception Date	Jun. 27, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.